UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Longview Partners (Guernsey) Limited
Address: PO Box 559
         Sarnia House, Le Truchot
         St Peter Port, Guernsey, Channel Islands  GY1 6JG

13F File Number:  028-12889

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Phil Corbet
Title:     Director
Phone:     +44 1481 712 414

Signature, Place, and Date of Signing:

  /s/  Phil Corbet     Guernsey, Channel Islands     January 16, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    25

Form 13F Information Table Value Total:    $8,874,828 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-12890                     Longview Partners LLP

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
3M CO                          COM              88579Y101   378473  4076180 SH       DEFINED 01            2700911        0  1375269
ACCENTURE PLC IRELAND          SHS CLASS A      G1151C101   413229  6213974 SH       DEFINED 01            4155374        0  2058600
AON PLC                        SHS CL A         G0408V102   419255  7539210 SH       DEFINED 01            4960520        0  2578690
ARROW ELECTRS INC              COM              042735100    91422  2400786 SH       DEFINED 01            1604418        0   796368
AVNET INC                      COM              053807103    86647  2830692 SH       DEFINED 01            1891351        0   939341
BANK NEW YORK MELLON CORP      COM              064058100   442499 17217841 SH       DEFINED 01           11498176        0  5719665
BB&T CORP                      COM              054937107   401571 13794938 SH       DEFINED 01            9211577        0  4583361
CISCO SYS INC                  COM              17275R102   392978 19999474 SH       DEFINED 01           13286219        0  6713255
COVIDIEN PLC                   SHS              G2554F113   393158  6809111 SH       DEFINED 01            4498322        0  2310789
DELPHI AUTOMOTIVE PLC          SHS              G27823106   508596 13296630 SH       DEFINED 01            8868387        0  4428243
DUN & BRADSTREET CORP DEL NE   COM              26483E100   189635  2411124 SH       DEFINED 01            1609118        0   802006
FIDELITY NATL INFORMATION SV   COM              31620M106   442199 12703214 SH       DEFINED 01            8296176        0  4407038
FISERV INC                     COM              337738108   430651  5449211 SH       DEFINED 01            3591077        0  1858134
L-3 COMMUNICATIONS HLDGS INC   COM              502424104   279309  3645383 SH       DEFINED 01            2496792        0  1148591
LABORATORY CORP AMER HLDGS     COM NEW          50540R409   261318  3016829 SH       DEFINED 01            2037832        0   978997
NORTHROP GRUMMAN CORP          COM              666807102   266968  3950402 SH       DEFINED 01            2537806        0  1412596
ORACLE CORP                    COM              68389X105   373402 11206528 SH       DEFINED 01            7464799        0  3741729
PFIZER INC                     COM              717081103   395703 15778064 SH       DEFINED 01           10613919        0  5164145
QUEST DIAGNOSTICS INC          COM              74834L100   287108  4927199 SH       DEFINED 01            3255961        0  1671238
TE CONNECTIVITY LTD            REG SHS          H84989104   397854 10718059 SH       DEFINED 01            7113321        0  3604738
TIME WARNER INC                COM NEW          887317303   434670  9087821 SH       DEFINED 01            6059830        0  3027991
VIACOM INC NEW                 CL B             92553P201   394374  7477711 SH       DEFINED 01            4993077        0  2484634
WELLS FARGO & CO NEW           COM              949746101   394805 11550759 SH       DEFINED 01            7677059        0  3873700
YUM BRANDS INC                 COM              988498101   398313  5998693 SH       DEFINED 01            3926379        0  2072314
ZIMMER HLDGS INC               COM              98956P102   400691  6010970 SH       DEFINED 01            3993458        0  2017512